Premises, Equipment, and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, 2012	$ 1,319
Operating Leases, 2013	1,216
Operating Leases, 2014	1,075
Operating Leases, 2015	872
Operating Leases, 2016	717
Operating Leases, Thereafter	3,239
Operating Leases, Total minimum lease payments	8,438
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, 2012	54
Capital Leases, 2013	55
Capital Leases, 2014	3
Capital Leases, 2015	3
Capital Leases, 2016	3
Capital Leases, Thereafter	17
Capital Leases, Total minimum lease payments	135
Capital Leases, Executory Costs	(9)
Capital Leases, Amounts representing interest	(10)
Capital Leases, Present value of net minimum lease payments	116
Property, Plant and Equipment [Line Items]
Total premises and equipment	18,333	17,785
Less: Accumulated depreciation and amortization	8,802	8,141
Net book value, premises and equipment	9,531	9,644
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,825	1,825
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,441	7,440
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,195	6,689
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,725	1,683
Premises and equipment leased under capital leases [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 147	$ 148